Derivative financial instruments and short positions (Tables)	12 Months Ended
Dec. 31, 2021
Portfolio summary of trading derivative and used as hedge

Portfolio summary of trading derivative and used as hedge

	2021	2020	2020	2020	2019	2019	2019
		As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
Assets
Swap Differentials Receivable	7,641,355	14,729,642	-	14,729,642	14,634,863	-	14,634,863
Option Premiums to Exercise	1,385,889	4,974,618	-	4,974,618	1,065,753	-	1,065,753
Forward Contracts and Others	12,112,679	9,166,360	(2,623,106)	6,543,254	4,745,118	(1,624,834)	3,120,284
Total	21,139,923	28,870,620	(2,623,106)	26,247,514	20,445,734	(1,624,834)	18,820,900

Liabilities
Swap Differentials Payable	8,538,705	18,327,611	-	18,327,611	16,458,397	-	16,458,397
Option Premiums Launched	2,256,244	4,926,994	-	4,926,994	1,699,729	-	1,699,729
Forward Contracts and Others	13,824,032	8,725,333	(2,623,106)	6,102,227	4,271,851	(1,624,834)	2,647,017
Total	24,618,981	31,979,938	(2,623,106)	29,356,832	22,429,977	(1,624,834)	20,805,143

Summary by Category

Summary by Category

Trading			2021			2020	2019

	Notional (1)	Curve Value	Fair Value	Notional (1)	Curve Value	Fair Value	Notional (1)	Fair Value
Swap	837,762,019	(1,804,744)	(897,350)	398,925,842	(3,076,947)	(3,597,969)	561,967,799	(1,823,534)
Assets	418,137,448	13,162,674	7,641,355	278,752,387	6,249,519	14,729,642	282,164,189	147,010,930
CDI (Interbank Deposit Rates)	66,837,268	318,541	(778,177)	41,316,315	326,586	3,010,880	40,550,627	16,908,791
Fixed Interest Rate - Real	231,741,021	9,269,271	6,412,471	54,159,848	4,013,563	9,607,342	47,140,927	-
Indexed to Price and Interest Rates	2,089,110	-	(234,488)	5,124,411	-	-	2,388,118	-
Foreign Currency	91,837,446	799,550	2,003,728	178,076,136	959,322	1,039,529	192,084,517	130,102,139
Others	25,632,603	2,775,313	237,822	75,676	950,048	1,071,891	-	-
Liabilities	419,624,571	(14,967,418)	(8,538,705)	120,173,455	(9,326,465)	(18,327,611)	279,803,610	(148,834,464)
CDI (Interbank Deposit Rates)	321,402,883	(4,171,481)	(12,327,484)	33,239,801	(6,911,748)	(13,693,733)	24,353,405	-
Fixed Interest Rate - Real	48,874,762	(6,760,576)	2,467,425	45,088,689	(2,183,507)	(2,772,479)	67,937,624	(24,079,732)
Indexed to Price and Interest Rates	22,827,336	-	(728,677)	33,026,692	-	(450,958)	125,829,755	(123,445,067)
Foreign Currency	887,129	(28,407)	2,287,852	6,636,885	(25)	153,695	60,394,529	-
Others	25,632,461	(4,006,955)	(237,822)	2,181,388	(231,186)	(1,564,135)	1,288,297	(1,309,665)
Options	1,130,172,099	(595,345)	(885,703)	2,043,286,085	(282,110)	47,624	1,446,536,133	(1,222,465)
Purchased Position	564,829,758	1,240,879	1,385,889	1,006,266,897	1,869,806	4,974,618	678,089,904	381,706
Call Option - US Dollar	9,898,179	271,464	382,237	1,188,387	47,898	39,202	171,871	(281)
Put Option - US Dollar	4,094,316	140,280	187,123	1,948,673	79,019	109,075	1,456,975	4,355
Call Option - Other	31,248,540	459,995	510,976	134,761,947	558,794	1,093,583	98,154,363	818,664
Interbank Market	28,499,055	444,446	495,214	101,421,659	557,167	556,039	98,154,363	819,262
Others (2)	2,749,485	15,549	15,763	33,340,288	1,627	537,544	-	(598)
Put Option - Other	519,588,723	369,140	305,553	868,367,889	1,184,095	3,732,758	578,306,695	(441,032)
Interbank Market	519,588,723	369,140	305,553	864,852,555	1,183,630	3,729,297	578,306,695	(440,959)
Others (2)	-	-	-	3,515,334	464	3,461	-	(73)
Sold Position	565,342,341	(1,836,224)	(2,256,244)	1,037,019,188	(2,151,915)	(4,926,994)	768,446,229	(1,604,171)
Call Option - US Dollar	4,111,016	(170,553)	(152,348)	1,537,670	(70,201)	699,243	254,945	(1,472)
Put Option - US Dollar	4,017,161	(348,715)	(287,825)	2,315,919	(137,061)	(192,335)	263,994	(2,842)
Call Option - Other	33,383,234	(719,460)	(872,335)	130,919,394	(588,023)	(453,919)	174,166,802	(440,731)
Interbank Market	31,730,928	(713,773)	(858,586)	120,156,285	(566,813)	(464,405)	174,166,802	(440,959)
Others (2)	1,652,305	(5,687)	(13,749)	10,763,109	(21,210)	10,486	-	228
Put Option - Other	523,830,930	(597,497)	(943,736)	902,246,206	(1,356,630)	(4,979,984)	593,760,488	(1,159,126)
Interbank Market	523,830,930	(597,497)	(943,736)	869,328,317	(1,350,314)	(4,597,427)	593,760,488	(1,159,038)
Others (2)	-	-	-	32,917,888	(6,316)	(382,557)	-	(88)

Futures Contracts	287,984,278	-	-	270,258,566	-	-	433,873,180	-
Purchased Position	148,237,279	-	-	110,275,866	-	-	72,912,029	-
Exchange Coupon (DDI)	85,931,389	-	-	12,438,695	-	-	7,394,951	-
Interest Rates (DI1 and DIA)	28,491,764	-	-	97,837,171	-	-	55,430,519	-
Foreign Currency	33,797,350	-	-	-	-	-	9,978,419	-
Indexes (3)	16,776	-	-	-	-	-	-	-
Others	-	-	-	-	-	-	108,140	-
Sold Position	139,746,999	-	-	159,982,699	-	-	360,961,151	-
Exchange Coupon (DDI)	60,606,204	-	-	73,114,014	-	-	146,032,485	-
Interest Rates (DI1 and DIA)	53,267,620	-	-	67,958,767	-	-	196,170,105	-
Foreign Currency	25,678,296	-	-	18,653,658	-	-	17,305,604	-
Indexes (3)	194,879	-	-	256,261	-	-	290,254	-
Treasury Bonds/Notes	-	-	-	-	-	-	1,162,703	-
Forward Contracts and Others	167,611,313	2,836,843	(1,711,352)	165,663,806	2,693,759	441,028	169,401,317	483,267
Purchased Commitment	93,097,212	5,345,415	12,112,679	96,309,648	1,370,654	6,543,254	79,970,842	3,120,284
Currencies	83,752,185	2,738,485	8,501,934	87,254,202	1,370,654	5,026,566	78,344,925	2,794,330
Others	9,345,027	2,606,930	3,610,745	9,055,447	-	1,516,688	1,625,917	325,954
Sold Commitment	74,514,101	(2,508,572)	(13,824,032)	69,354,158	1,323,105	(6,102,227)	89,430,475	(2,647,017)
Currencies	71,611,500	(1,141,826)	(11,932,009)	64,986,757	1,323,328	(4,846,929)	87,801,864	(2,275,227)
Others	2,902,602	(1,366,746)	(1,892,023)	4,367,401	(223)	(1,255,298)	1,628,611	(371,790)

(1)	Nominal value of updated contracts.
(2)	Includes options of index, mainly being options involving US treasury, shares and stock indexes.
(3)	Includes Bovespa and S&P index.

Derivatives Financial Instruments by Counterparty

a.2) Derivatives Financial Instruments by Counterparty

Notional				2021
		Related	Financial
	Customers	Parties	Institutions (1)	Total
Swap	152,650,125	233,667,783	31,819,540	418,137,448
Options	1,127,446,708	1,641,361	1,084,030	1,130,172,099
Futures Contracts	287,984,278	-	-	287,984,278
Forward Contracts and Others	70,457,399	96,857,222	296,692	167,611,313
(1)	Includes trades with B3 S.A. and other securities and commodities exchanges.

Notional				2020	2019
		Related	Financial
	Customers	Parties	Institutions (1)	Total	Total
Swap	40,241,232	97,784,443	140,726,712	278,752,387	282,164,189
Options	23,788,051	922,740	2,018,575,293	2,043,286,085	1,446,522,955
Futures Contracts	3,198,239	-	267,060,326	270,258,566	433,873,182
Forward Contracts and Others	67,837,797	49,447,532	45,755,371	163,040,700	169,401,317
(1)	Includes trades with B3 S.A. and other securities and commodities exchanges.

Derivatives Financial Instruments by Maturity

a.3) Derivatives Financial Instruments by Maturity

Notional					2021
		Up to	From 3 to	Over
		3 Months	12 Months	12 Months	Total
Swap		30,501,795	99,817,727	287,817,926	418,137,448
Options		749,406,698	128,500,299	252,265,102	1,130,172,099
Futures Contracts		167,320,563	45,239,639	75,424,076	287,984,278
Forward Contracts and Others		72,761,669	67,060,436	27,789,208	167,611,313

Notional				2020	2019
	Up to	From 3 to	Over
	3 Months	12 Months	12 Months	Total	Total
Swap	58,388,872	98,073,784	122,289,731	278,752,387	282,164,189
Options	931,156,902	572,661,800	539,467,382	2,043,286,084	1,446,522,962
Futures Contracts	181,521,486	36,328,390	52,408,689	270,258,566	433,873,181
Forward Contracts and Others	104,098,351	33,788,798	25,153,551	163,040,700	169,401,317

Derivatives by Market Trading

a.4) Derivatives by Market Trading

Notional	Stock Exchange (1)	Over the Counter	2021
			Total
Swap	111,418,682	306,718,767	418,137,448
Options	1,094,484,434	35,687,665	1,130,172,099
Futures Contracts	287,984,278	-	287,984,278
Forward Contracts and Others	7,108,898	160,502,415	167,611,313
(1)	Includes trades with B3 S.A.

Notional	Stock Exchange (1)	Over the Counter	2020	2019
			Total	Total
Swap	82,122,957	196,629,429	278,752,387	282,164,189
Options	1,940,172,322	103,113,762	2,043,286,084	1,446,522,962
Futures Contracts	270,258,566	-	270,258,566	433,873,181
Forward Contracts and Others	25,182,494	137,858,206	163,040,700	169,401,317
(1)	Includes trades with B3 S.A.

Composition of the Credit Derivatives portfolio shown by its reference value and effect in the calculation of Required Stockholders' Equity

Below, the composition of the Credit Derivatives portfolio shown by its reference value and effect on the calculation of Required Shareholders' Equity (PLE).

		2021		2020		2019

	Nominal Value	Nominal Value	Nominal Value	Nominal Value	Nominal Value	Nominal Value
	Retained Risk	Transferred Risk -	Retained Risk	Transferred Risk -	Retained Risk	Transferred Risk -
	Total Rate of Return Swap	Credit Swap	Total Rate of Return Swap	Credit Swap	Total Rate of Return Swap	Credit Swap
Credit swaps	3,984,392	-	3,483,628	519,670	2,435,880	-
Total	3,984,392	-	3,483,628	519,670	2,435,880	-

During the period, there was no occurrence of credit event related to triggering events provided for in the contracts.

During the period, there was no occurrence of credit event related to triggering events provided for in the contracts.

		2021		2020		2019
	Over		Over		Over
Maximum Potential for Future Payments - Gross	12 Months	Total	12 Months	Total	12 Months	Total
Per Instrument
CDS	3,984,392	3,984,392	4,003,298	4,003,298	2,435,880	2,435,880
Total	3,984,392	3,984,392	4,003,298	4,003,298	2,435,880	2,435,880
Per Risk Classification
Below Investment Grade	3,984,392	3,984,392	4,003,298	4,003,298	2,435,880	2,435,880
Total	3,984,392	3,984,392	4,003,298	4,003,298	2,435,880	2,435,880
Per Reference Entity
Brazilian Government	3,984,392	3,984,392	4,003,298	4,003,298	2,435,880	2,435,880
Total	3,984,392	3,984,392	4,003,298	4,003,298	2,435,880	2,435,880

Attributable to the type of risk being hedged

	2021		2020		2019
Hedge Structure	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective
Fair Value Hedge
Brazilian Treasury Bonds (LTN, NTN-F)	3,756,394	-	(2,183,841)	-	(2,853,807)	-
Bonds (LEA)	-	-	-	-	(61,761)	-
Resolution 2770	-	-	-	-	(94)	-
Trade Finance Off	728	-	(5,092)	-	(4,015)	-
Total	3,757,122	-	(2,188,933)	-	(2,919,677)	-

Hedge Instruments

						12/31/2021
						Hedge
			Hedge Instruments			Objects
	Curve	Adjustment to	Accounting	Curve	Adjustment to	Accounting
Strategies	Value	Market Value	Value	Value	Market Value	Value
Swap Contracts	84,767	(2,204)	82,563	84,937	3,175	88,112
Credit Operations Hedge	84,767	(2,204)	82,563	84,937	3,175	88,112
Future Contracts	41,437,967	(7,913)	41,430,054	46,351,128	(2,031,108)	44,320,021
Credit Operations Hedge	2,850,589	(14,439)	2,836,150	2,738,830	15,685	2,754,515
Hedge of Securities	38,587,378	6,527	38,593,904	43,612,299	(2,046,793)	41,565,506

						12/31/2020
						Hedge
			Hedge Instruments			Objects
	Curve	Adjustment to	Accounting	Curve	Adjustment to	Accounting
Strategies	Value	Market Value	Value	Value	Market Value	Value
Future Contracts	46,649,331	-	46,649,331	42,529,036	2,802,690	45,331,727
Hedge of Securities	46,649,331	-	46,649,331	42,529,036	2,802,690	45,331,727

						12/31/2019
						Hedge
			Hedge Instruments			Objects
	Curve	Adjustment to	Accounting	Curve	Adjustment to	Accounting
Strategies	Value	Market Value	Value	Value	Market Value	Value
Swap Contracts	3,249,741	101,264	3,351,004	3,555,326	662,773	4,218,099
Credit Operations Hedge	1,118,210	28,993	1,147,202	1,423,809	63,231	1,487,040
Hedge of Securities	2,131,532	72,271	2,203,802	2,131,517	599,542	2,731,059
Future Contracts	789,631	-	789,631	45,427,125	3,000,490	48,427,614
Hedge of Securities	789,631	-	789,631	45,427,125	3,000,490	48,427,614
(*)	The Bank has market risk hedge strategies, the objects of which are assets in its portfolio, which is why we demonstrate the passive edge of the respective instruments. For structures whose instruments are futures, we show the balance of the calculated daily adjustment, recorded in a clearing account.

Hedge Structure - Cash Flow

	2021		2020		2019
Hedge Structure	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective
Cash Flow Hedge
Eurobonds	-	-	14,666	-	(6,074)	-
Trade Finance Off	(236,630)	-	58,088	-	139,852	-
Government Securities (LFT)	(982,648)	-	727,437	-	503,665	-
Bank Deposit Certificate - CDB	402,779	-	-	-	-	-
Total	(816,500)	-	800,190	-	637,443	-

Hedge Instruments / Hedge Object

					12/31/2021

					Hedge Instruments	Hedge Object
	Curve	Accounting	Adjustment to	Curve	Market	Accounting
Strategies	Value	Value - liability	Market Value	Value	Value	Value
Future Contracts	110,932,644	(616,062)	110,316,582	128,673,067	(8,912,769)	119,760,298
Credit Operations Hedge (1)	28,542,862	(577,845)	27,965,018	28,659,545	1,508,397	30,167,942
Hedge of Securities	71,320,781	(26)	71,320,756	89,837,000	(10,543,430)	79,293,570
Funding Hedge	11,069,000	(38,191)	11,030,809	10,176,522	122,264	10,298,786

					12/31/2020

					Hedge Instruments	Hedge Object
		Accounting	Adjustment to		Market	Accounting
Strategies		Value - liability	Market Value		Value	Value
Swap Contracts		1,428,053	1,428,053		1,302,666	1,302,666
Hedge of Securities		1,428,053	1,428,053		1,302,666	1,302,666
Future Contracts		19,500,234	19,500,234		23,447,934	23,447,934
Credit Operations Hedge (1)		19,500,234	19,500,234		23,447,934	23,447,934

					12/31/2019

					Hedge Instruments	Hedge Object
		Accounting	Adjustment to		Market	Accounting
Strategies		Value - liability	Market Value		Value	Value
Swap Contracts		1,361,658	35,110		1,396,768	1,324,685
Credit Operations Hedge		435,872	(3,494)		432,378	399,831
Hedge of Securities		925,786	38,604		964,390	924,854
Future Contracts		54,460,972	-		54,460,972	7,726,566
Credit Operations Hedge (1)		50,975,253	-		50,975,253	4,506,878
Hedge of Securities		3,485,719	-		3,485,719	3,219,688
(*)	The Bank has cash flow hedge strategies, the objects of which are assets in its portfolio, which is why we have shown the liability side of the respective instruments. For structures whose instruments are futures, we show the notional's balance, recorded in a clearing account.

Composed of government securities

The margin given in guarantee for transactions traded at B3 S.A. with its own and third party derivative financial instruments is composed of federal public securities.

	2021	2020	2019
Financial Treasury Bills - LFT	31,305,549	4,363,666	5,342,992
National Treasury Bills - LTN	3,751,223	6,155,276	1,086,556
National Treasury Notes - NTN	7,725,538	2,814,274	660,918
Total	42,782,310	13,333,215	7,090,466